UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical1) - ₪ / shares	Sep. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 0	₪ 0